Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	21,506	$396,778
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,707	388,725
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	45,649	316,350
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	64,183	668,150
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	136,267	1,782,371
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	108,478	1,847,382
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	73,478	687,016
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	78,465	1,225,628
PGIM TIPS Fund (Class R6)	10,747	94,034
PGIM Total Return Bond Fund (Class R6)	39,234	471,981

Total Long-Term Investments (cost $6,810,551)		7,878,415

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $33,739)	33,739	33,739

TOTAL INVESTMENTS 100.3% (cost $6,844,290)(wd)		7,912,154
Liabilities in excess of other assets (0.3)%		(27,438)

Net Assets 100.0%		$7,884,716

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds